Funds Held for Customers - Summary of Gross Unrealized Losses And Fair Values (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Funds Held For Customers [Line Items]
Fair value	$ 269,118	$ 58,092	$ 147,528
Unrealized losses	(1,074)	(13)	(159)
Certificates of Deposit
Funds Held For Customers [Line Items]
Fair value	33,966	12,027	80,515
Unrealized losses	(136)	(1)	(77)
Corporate Bonds
Funds Held For Customers [Line Items]
Fair value	235,152	46,065	67,013
Unrealized losses	$ (938)	$ (12)	$ (82)